Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 503,568		¥ 503,642
Accumulated Amortization	(449,899)		(375,825)
Net Carrying Value	53,669	$ 7,675	127,817
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	202,100		202,100
Accumulated Amortization	(202,100)		(161,680)
Net Carrying Value	0	0	40,420
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	175,308		175,308
Accumulated Amortization	(121,828)		(111,138)
Net Carrying Value	53,480	7,648	64,170
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	73,500		73,500
Accumulated Amortization	(73,500)		(58,800)
Net Carrying Value	0	0	14,700
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	46,900		46,900
Accumulated Amortization	(46,900)		(38,640)
Net Carrying Value	0	0	8,260
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,044		3,050
Accumulated Amortization	(2,861)		(2,797)
Net Carrying Value	183	26	253
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,716		2,784
Accumulated Amortization	(2,710)		(2,770)
Net Carrying Value	¥ 6	$ 1	¥ 14